13. Deposits (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deposits [Line Items]
Maintenance guarantee	R$ 273,311	R$ 213,449
Maintenance reserve	759,108	616,833
Legal proceedings contingent liability [member]
Disclosure of Deposits [Line Items]
Blocked amounts under judicial deposits	115,390	107,510
Third party claim contingent liability [member]
Disclosure of Deposits [Line Items]
Blocked amounts under judicial deposits	R$ 77,564	R$ 105,320